Income Taxes Deferred Income Taxes (Details) - USD ($) $ in Thousands	Jan. 02, 2016	Jan. 03, 2015
Current Deferred Tax Assets [Abstract]
Warranty and returns liabilities	$ 8,985	$ 5,753
Compensation and benefits	2,323	1,545
Deferred rent and lease incentives	1,117	991
Other	3,653	709
Long-term Deferred Tax Assets [Abstract]
Stock-based compensation	8,756	6,843
Deferred rent and lease incentives	5,860	5,527
Warranty liability	1,832	1,051
Net operating loss and capital loss carryforwards	7,290	649
Total gross deferred tax assets	39,816	23,068
Valuation allowance	(1,441)	(552)
Total deferred tax assets after valuation allowance	38,375	22,516
Long-term Deferred Tax Liabilities [Abstract]
Property and equipment	26,330	9,873
Other	9,009	424
Total gross deferred tax liabilities	35,339	10,297
Net deferred tax assets	3,036	$ 12,219
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	16,900
State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 15,100